Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.4%
Auburn University, Series 2025-A, RB,
5.00%, 06/01/33 ................. USD 15 $ 16,641
City of Huntsville, Series 2024A, GO,
5.00%, 12/01/33 ................. 20 22,382
39,023
Alaska — 0.3%
Municipality of Anchorage, Series 2022A, GO,
5.00%, 09/01/33 ................. 20 21,922
Arizona — 2.4%
Arizona Board of Regents, Series 2023B, RB,
5.00%, 07/01/33 ................. 20 22,178
City of Chandler
Series 2023 , RB , 5.00% , 07/01/35 ...... 20 22,149
Series 2023 , RB , 5.00% , 07/01/37 ...... 20 21,887
City of Phoenix Civic Improvement Corp., Series
2025, RB, 5.00%, 07/01/33 .......... 40 44,508
County of Pima
COP , 5.00% , 12/01/33 .............. 35 38,737
Series 2023A , COP , 5.00% , 12/01/33 .... 20 22,081
Maricopa County Unified School District No. 80
Chandler, Series 2024C, GO, 5.00%, 07/01/36 20 21,968
Maricopa County Union High School District
No. 210-Phoenix, Series 2024A, GO,
5.00%, 07/01/36 ................. 10 10,937
204,445
Arkansas — 0.6%
University of Arkansas, Series 2023, RB,
5.00%, 11/01/33 ................. 50 55,417
California — 13.8%
Alameda Unified School District-Alameda
County, Series 2005B, GO, 0.00%, 08/01/33
(a)
45 35,393
California Educational Facilities Authority, Series
2025B, RB, 5.00%, 11/01/33 ......... 30 33,595
California State Public Works Board
Series 2023B , RB , 5.00% , 12/01/33 ..... 50 55,405
Series 2023C , RB , 5.00% , 09/01/36 ..... 15 16,539
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/33
(a)
........ 50 39,434
City of San Francisco, Series 2023AB, Sub-
Series B, RB, 5.00%, 11/01/37 ........ 15 16,626
City of Santa Monica, Series 2021, RB,
4.00%, 08/01/33 ................. 25 26,253
Elk Grove Unified School District, Series 2023,
5.00%, 12/01/33 ................. 25 28,239
Irvine Facilities Financing Authority, Series
2023A, 5.00%, 09/01/37 ............ 25 27,478
Long Beach Unified School District, Series C,
GO, 5.00%, 08/01/37 .............. 20 22,042
Los Angeles Community College District, Series
M, GO, 5.00%, 08/01/37 ............ 35 38,686
Los Angeles Department of Water & Power
Series 2023B , RB , 5.00% , 07/01/34 ..... 30 32,487
Series 2023B , RB , 5.00% , 07/01/36 ..... 30 32,099
Los Angeles Department of Water & Power
Water System, Series 2023A, RB,
5.00%, 07/01/33 ................. 15 16,448
Los Angeles Unified School District
Series 2022QRR , GO , 5.00% , 07/01/37 ... 25 27,072
COP , 5.00% , 10/01/37 .............. 40 43,467
Merced Union High School District, Series
2011C, GO, 0.00%, 08/01/33
(a)
........ 25 19,622
Security
Par (000)
Par (000) Value
California (continued)
Municipal Improvement Corp. of Los Angeles,
Series 2023A, RB, 5.00%, 05/01/37 ..... USD 20 $ 21,806
Rio Hondo Community College District, Series
2009B, GO, 0.00%, 08/01/33
(a)
........ 75 58,786
Riverside County Public Financing Authority,
Series 2024A, 5.00%, 10/01/33 ........ 25 28,009
Sacramento City Unified School District, Series
2024B, GO, 5.00%, 08/01/36 (BAM) ..... 20 21,359
Sacramento Municipal Utility District, Series
2023K, RB, 5.00%, 08/15/37 ......... 25 27,641
San Joaquin Hills Transportation Corridor
Agency, Series 2021A, RB, 5.00%, 01/15/33 30 32,260
Santa Monica-Malibu Unified School District,
Series A, GO, 5.00%, 08/01/37 ........ 30 33,221
State of California
GO , 5.00% , 08/01/33 ............... 20 22,461
Series 2024 , GO , 4.00% , 09/01/33 ...... 30 31,681
Series 2024 , GO , 5.00% , 09/01/33 ...... 20 22,477
GO , 5.00% , 10/01/33 ............... 60 67,001
GO , 5.00% , 10/01/36 ............... 20 21,970
University of California
Series 2021Q , RB , 5.00% , 05/15/33 ..... 150 162,634
Series 2024BW , RB , 5.00% , 05/15/33 .... 20 22,319
Series 2025BZ , RB , 5.00% , 05/15/33 .... 50 55,798
Series 2025CD , RB , 5.00% , 05/15/33 .... 30 33,479
Series 2023BM , RB , 5.00% , 05/15/36 .... 25 27,502
1,201,289
Colorado — 1.6%
Board of Governors of Colorado State University
System, Series 2013A, RB, 5.00%, 03/01/33
(HERBIP) ..................... 40 43,815
Boulder Valley School District No. Re-2 Boulder
Series 2023 , GO , 5.00% , 12/01/33 ( SAW ) . 20 22,356
Series 2023 , GO , 5.00% , 12/01/35 ( SAW ) . 25 27,626
City & County of Denver Airport System, Series
2023A, RB, 5.00%, 11/15/34 ......... 20 22,078
Regional Transportation District Sales Tax,
Series 2023A, RB, 5.00%, 11/01/37 ..... 20 21,758
137,633
Connecticut — 2.8%
State of Connecticut
Series 2024C , GO , 5.00% , 03/01/33 ..... 30 33,201
Series 2023B , GO , 5.00% , 08/01/33 ..... 20 22,218
Series 2026A , GO , 5.00% , 09/15/33 ..... 20 22,238
Series 2025B , GO , 5.00% , 12/01/33 ..... 20 22,273
State of Connecticut Special Tax
Series 2022B , RB , 5.00% , 07/01/33 ..... 10 11,101
Series 2022A , RB , 5.00% , 07/01/35 ..... 110 120,179
University of Connecticut, Series 2023A, RB,
5.00%, 08/15/33 (SAP) ............. 10 11,127
242,337
District of Columbia — 0.8%
District of Columbia, Series 2024A, GO,
5.00%, 08/01/33 ................. 25 27,805
District of Columbia Income Tax, Series 2022A,
RB, 5.00%, 07/01/33 .............. 20 21,945
Washington Metropolitan Area Transit Authority,
Series 2023A, RB, 5.00%, 07/15/35 ..... 20 21,764
71,514

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 4.2%
Central Florida Expressway Authority, Series
2025A, RB, 5.00%, 07/01/33 ......... USD 10 $ 11,100
Central Florida Tourism Oversight District, Series
2024A, GO, 5.00%, 06/01/33 ......... 20 22,119
City of Jacksonville, Series 2023A, RB,
5.00%, 10/01/33 ................. 10 11,041
City of Miami, Series 2023A, RB,
5.00%, 03/01/35 ................. 20 21,872
County of Miami-Dade
Series 2023A , RB , 5.00% , 04/01/33 ..... 40 43,667
Series 2026B , RB , 5.00% , 10/01/33 ..... 25 27,652
Manatee County School District, Series 2023A,
COP, 5.00%, 07/01/34 ............. 70 76,648
Orange County School Board, Series 2024A,
COP, 5.00%, 08/01/33 ............. 75 83,116
Palm Beach County School District, Series
2023A, COP, 5.00%, 08/01/36 ........ 20 21,780
State of Florida
Series 2024A , GO , 5.00% , 06/01/33 ..... 20 22,326
Series 2024A , GO , 5.00% , 07/01/36 ..... 20 21,993
363,314
Georgia — 0.5%
Private Colleges & Universities Authority, Series
2025A, RB, 5.00%, 09/01/33 ......... 20 22,288
State of Georgia, Series 2023A, GO,
5.00%, 07/01/34 ................. 20 22,293
44,581
Hawaii — 0.6%
City & County of Honolulu
Series 2023A , GO , 5.00% , 07/01/33 ..... 30 33,460
Series 2023A , GO , 5.00% , 07/01/37 ..... 15 16,347
49,807
Illinois — 3.2%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/35 (BAM) ..... 20 21,733
Chicago O'Hare International Airport, Series
2023, RB, 5.00%, 01/01/37 (BAM) ...... 25 26,729
City of Chicago Wastewater Transmission,
Series 2024A, RB, 5.00%, 01/01/33 (BAM) . 50 54,671
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/33 ................. 60 64,977
Sales Tax Securitization Corp., Series 2023C,
RB, 5.00%, 01/01/34 .............. 20 21,612
State of Illinois
Series 2026C , GO , 5.00% , 04/01/33 ..... 15 16,285
Series 2023B , GO , 5.00% , 12/01/33 ..... 10 10,891
Series 2023B , GO , 5.00% , 12/01/35 ..... 30 32,309
State of Illinois Sales Tax, Series 2024A, RB,
5.00%, 06/15/33 ................. 30 32,637
281,844
Indiana — 2.2%
Indiana Finance Authority
Series 2022A , RB , 5.00% , 02/01/33 ..... 10 10,837
Series 2023B , RB , 5.00% , 02/01/33 ..... 10 11,072
Series 2025D , RB , 5.00% , 02/01/33 ..... 10 11,072
Series 2023A , RB , 5.00% , 10/01/34 ..... 30 33,161
Series 2023A , RB , 5.00% , 10/01/35 ..... 20 21,879
Indianapolis Local Public Improvement Bond
Bank, Series 2024E, RB, 5.00%, 02/01/33 . 30 32,542
Purdue University
Series 2025A , RB , 5.00% , 07/01/33 ..... 20 22,257
Security
Par (000)
Par (000) Value
Indiana (continued)
Series GG , RB , 5.00% , 07/01/33 ....... USD 40 $ 44,513
187,333
Iowa — 0.5%
City of West Des Moines, Series 2025C, GO,
4.00%, 06/01/35 ................. 40 40,991
Kansas — 1.2%
County of Johnson, Series 2025A, GO,
5.00%, 09/01/33 ................. 15 16,716
Johnson County Unified School District
No. 229 Blue Valley, Series 2023B, GO,
5.00%, 10/01/33 ................. 50 55,723
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/36 ................. 10 10,965
Kansas Development Finance Authority, Series
2026A, RB, 5.00%, 05/01/33 ......... 20 22,145
105,549
Kentucky — 1.8%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/33 ......... 10 11,020
Series 2024A , RB , 5.00% , 11/01/33 ..... 10 11,070
Louisville & Jefferson County Metropolitan
Government
Series 2025A , GO , 5.00% , 11/01/33 ..... 30 33,475
Series 2023A , GO , 5.00% , 12/01/36 ..... 25 27,519
Louisville & Jefferson County Metropolitan
Sewer District
Series 2023A , RB , 5.00% , 05/15/35 ..... 60 65,660
Series 2023C , RB , 5.00% , 05/15/36 ..... 10 10,931
159,675
Louisiana — 1.1%
State of Louisiana
Series 2023 , RB , 5.00% , 09/01/34 ...... 25 27,487
Series 2023 , RB , 5.00% , 09/01/35 ...... 10 10,936
Series 2023A , GO , 5.00% , 04/01/36 ..... 30 32,830
State of Louisiana Gasoline & Fuels Tax, Series
2025B, RB, 5.00%, 05/01/33 ......... 25 27,713
98,966
Maryland — 2.4%
County of Anne Arundel, Series 2023, GO,
5.00%, 10/01/36 ................. 20 21,834
County of Baltimore, Series 2026, GO,
5.00%, 03/01/33 ................. 15 16,705
County of Howard, Series 2023A, GO,
5.00%, 08/15/33 ................. 25 27,583
County of Montgomery, Series 2025A, GO,
5.00%, 10/01/35 ................. 15 16,568
County of Prince George's, Series 2023A, GO,
5.00%, 08/01/33 ................. 20 22,326
Maryland Stadium Authority, Series 2023A, RB,
5.00%, 09/01/37 ................. 10 10,752
State of Maryland
Series 2023A-1 , GO , 5.00% , 03/15/34 .... 10 11,060
Series 2023A , GO , 5.00% , 03/15/36 ..... 50 54,668
Series 2023A-1 , GO , 5.00% , 03/15/37 .... 15 16,306
University System of Maryland, Series 2026A,
RB, 5.00%, 04/01/33 .............. 10 11,083
208,885

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts — 3.3%
City of Boston
Series 2025A , GO , 5.00% , 02/01/37 ..... USD 10 $ 11,046
Series 2023A , GO , 5.00% , 11/01/37 ..... 50 55,138
Commonwealth of Massachusetts
Series 2024A , GO , 5.00% , 03/01/33 ..... 25 27,825
Series 2025E , GO , 5.00% , 08/01/33 ..... 20 22,351
Series 2023B , GO , 5.00% , 10/01/34 ..... 20 22,226
Series 2023B , GO , 5.00% , 10/01/36 ..... 10 10,977
Series 2023B , GO , 5.00% , 10/01/37 ..... 15 16,365
Massachusetts Bay Transportation Authority
Sales Tax
Series 2021A-1 , RB , 5.00% , 07/01/33 .... 20 21,698
Series 2023A , RB , 5.00% , 07/01/37 ..... 60 65,539
Massachusetts Clean Water Trust (The), Series
2023, RB, 5.00%, 02/01/34 .......... 30 33,331
286,496
Michigan — 3.2%
Huron Valley School District, Series 2023II, GO,
4.00%, 05/01/34 (Q-SBLF) .......... 170 175,866
Michigan Finance Authority, Series 2024A, RB,
5.00%, 10/01/33 ................. 40 44,627
State of Michigan Trunk Line, Series 2023, RB,
5.00%, 11/15/33 ................. 20 22,348
Wayne County Airport Authority, Series 2025H,
RB, 5.00%, 12/01/33 .............. 30 33,322
276,163
Minnesota — 1.4%
County of Hennepin, Series 2024A, GO,
5.00%, 12/01/33 ................. 10 11,200
Metropolitan Council, Series 2024B, GO,
5.00%, 03/01/33 ................. 25 27,844
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2023A, RB,
5.00%, 01/01/35 ................. 15 16,345
State of Minnesota
Series 2023B , GO , 5.00% , 08/01/34 ..... 30 33,284
Series 2023B , GO , 5.00% , 08/01/37 ..... 20 21,807
COP , 5.00% , 11/01/37 .............. 10 10,875
121,355
Missouri — 0.2%
Missouri Joint Municipal Electric Utility
Commission, Series 2025, RB,
5.00%, 01/01/33 ................. 15 16,402
Nebraska — 1.1%
Metropolitan Utilities District of Omaha Gas
System, Series 2022, RB, 5.00%, 12/01/33 20 21,682
Omaha Public Power District
Series 2023B , RB , 5.00% , 02/01/33 ..... 30 33,159
Series 2024C , RB , 5.00% , 02/01/33 ..... 35 38,686
93,527
Nevada — 1.4%
Clark County School District, Series 2026A, GO,
5.00%, 06/15/33 ................. 30 32,998
County of Clark, Series 2021, RB,
4.00%, 07/01/33 ................. 30 30,701
Las Vegas Valley Water District, Series 2024A,
GO, 5.00%, 06/01/33 .............. 15 16,697
Nevada System of Higher Education, Series
2023, RB, 5.00%, 07/01/33 .......... 15 16,624
Security
Par (000)
Par (000) Value
Nevada (continued)
Washoe County School District, Series 2023A,
GO, 5.00%, 06/01/36 .............. USD 20 $ 21,775
118,795
New Hampshire — 0.6%
City of Nashua, GO, 5.00%, 10/01/37 ..... 15 16,343
New Hampshire Municipal Bond Bank, Series
2024C, RB, 5.00%, 08/15/35 ......... 30 32,952
49,295
New Jersey — 1.3%
New Jersey Economic Development Authority,
Series 2024SSS, RB, 5.00%, 06/15/33 ... 25 27,397
New Jersey Transportation Trust Fund Authority
Series 2021A , RB , 5.00% , 06/15/33 ..... 20 21,441
Series 2024A , RB , 5.00% , 06/15/33 ..... 40 43,938
Series 2023A , RB , 5.00% , 06/15/36 ..... 10 10,806
New Jersey Turnpike Authority, Series 2025B,
RB, 5.00%, 01/01/33 .............. 10 11,012
114,594
New York — 11.4%
Battery Park City Authority, Series 2023B, RB,
5.00%, 11/01/37 ................. 15 16,633
City of New York
Series 2023-1 , GO , 5.00% , 08/01/33 ..... 30 32,873
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/33 ................ 25 27,133
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/34 ................ 60 65,443
Series 2024A , GO , 5.00% , 08/01/35 ..... 40 43,515
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/37 ................ 70 75,076
Long Island Power Authority, Series 2021A, RB,
4.00%, 09/01/33 ................. 25 25,850
Metropolitan Transportation Authority, Series
2025B, RB, 5.00%, 11/15/33 ......... 20 22,127
New York City Municipal Water Finance
Authority, Series 2022DD, RB,
5.00%, 06/15/33 ................. 15 16,754
New York City Transitional Finance Authority
Building Aid, Series 2022S-1A, RB,
5.00%, 07/15/33 (SAW) ............ 10 10,789
New York City Transitional Finance Authority
Future Tax Secured
Series 2010, Sub-Series F-5 , RB ,
5.00% , 02/01/33 ................ 20 21,348
Series 2026B , RB , 5.00% , 05/01/33 ..... 25 27,490
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 20 22,072
Series 2024A, Sub-Series A-1 , RB ,
5.00% , 05/01/35 ................ 20 21,809
Series 2023, Sub-Series E-1 , RB ,
5.00% , 11/01/36 ................ 35 37,792
Series 2024B , RB , 5.00% , 05/01/37 ..... 20 21,635
Series 2024C , RB , 5.00% , 05/01/37 ..... 15 16,226
Series 2023, Sub-Series E-1 , RB ,
5.00% , 11/01/37 ................ 45 48,309
New York State Dormitory Authority
Series 2021E , RB , 5.00% , 03/15/33 ..... 40 43,761
Series 2023A , RB , 5.00% , 03/15/33 ..... 15 16,599
Series 2023A-1 , RB , 5.00% , 03/15/33 .... 25 27,886
Series 2024A , RB , 5.00% , 03/15/33 ..... 10 11,066
Series 2025A , RB , 5.00% , 03/15/33 ..... 10 11,066
Series 2026A , RB , 5.00% , 03/15/33 ..... 10 11,066

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A , RB , 5.00% , 07/01/33 ..... USD 20 $ 21,141
Series 2023A , RB , 5.00% , 10/01/33 ..... 10 11,111
Series 2023A , RB , 5.00% , 07/01/36 ..... 15 16,389
Series 2023A-1 , RB , 5.00% , 03/15/37 .... 35 38,353
New York State Environmental Facilities Corp.,
Series 2025C, RB, 5.00%, 06/15/33 ..... 75 84,363
New York State Thruway Authority
Series P , RB , 5.00% , 01/01/33 ......... 20 22,196
Series 2026A , RB , 5.00% , 09/15/33 ..... 30 33,221
Triborough Bridge & Tunnel Authority
Series 2023A , RB , 5.00% , 11/15/34 ..... 20 22,118
Series 2023C , RB , 5.00% , 11/15/34 ..... 35 38,949
Series 2023C , RB , 5.00% , 11/15/37 ..... 30 32,832
994,991
North Carolina — 1.4%
City of Charlotte
Series 2023B , COP , 5.00% , 06/01/33 .... 30 33,392
Series 2024 , GO , 5.00% , 07/01/33 ...... 25 28,030
City of Durham, Series 2026A, RB,
5.00%, 04/01/33 ................. 10 11,113
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/34 ...... 25 27,865
County of Durham, Series 2026A, GO,
5.00%, 06/01/33 ................. 10 11,183
County of Wake, Series 2025A, GO,
5.00%, 04/01/33 ................. 10 11,164
122,747
Ohio — 3.0%
American Municipal Power, Inc., Series 2021A,
RB, 5.00%, 02/15/33 .............. 20 21,427
City of Columbus, Series 2023A, GO,
5.00%, 08/15/33 ................. 20 22,303
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/33 .......... 30 33,561
Ohio State University (The), Series 2023B, RB,
5.00%, 12/01/33 ................. 10 11,073
Ohio Water Development Authority, Series
2024B, RB, 5.00%, 12/01/33 ......... 20 22,313
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2023C , RB , 5.00% , 06/01/33 ..... 30 33,334
Series 2024D , RB , 5.00% , 12/01/33 ..... 20 22,313
State of Ohio
Series 2025C , GO , 5.00% , 11/01/33 ..... 20 22,326
Series 2023A , RB , 5.00% , 04/01/35 ..... 25 27,448
Series 2023A , GO , 5.00% , 03/15/36 ..... 20 21,861
Series 2023A , GO , 5.00% , 09/01/36 ..... 20 21,917
259,876
Oklahoma — 0.9%
City of Oklahoma, Series 2026, GO,
5.00%, 03/01/33 ................. 30 33,337
Oklahoma Water Resources Board, Series
2023B, RB, 5.00%, 10/01/37 ......... 20 21,731
University of Oklahoma (The), Series 2021A,
RB, 5.00%, 07/01/33 .............. 20 21,549
76,617
Oregon — 1.3%
City of Portland Sewer System, Series 2023A,
RB, 5.00%, 12/01/35 .............. 15 16,480
City of Salem, Series 2023B, GO,
5.00%, 06/01/33 ................. 20 22,185
Security
Par (000)
Par (000) Value
Oregon (continued)
Oregon State Lottery, Series 2023A, RB,
5.00%, 04/01/33 (MO) ............. USD 25 $ 27,768
Portland Community College District, Series
2023, GO, 5.00%, 06/15/37 .......... 10 10,889
State of Oregon, Series 2025G, GO,
5.00%, 08/01/33 ................. 30 33,487
110,809
Pennsylvania — 2.7%
City of Philadelphia Water & Wastewater, Series
2022C, RB, 5.00%, 06/01/33 ......... 35 38,336
Commonwealth of Pennsylvania
Series 2023 , GO , 5.00% , 09/01/33 ...... 70 77,626
Pennsylvania State University (The), Series
2023, RB, 5.00%, 09/01/33 .......... 20 22,262
Pennsylvania Turnpike Commission
Series 2026 , RB , 5.00% , 06/01/33 ...... 10 11,067
Series 2025, Sub-Series 1 , RB ,
5.00% , 12/01/33 ................ 25 27,824
Series 2023-1 , RB , 5.00% , 12/01/34 ..... 20 21,926
Pittsburgh Water & Sewer Authority, Series
2023B, RB, 5.00%, 09/01/37 ......... 30 32,621
231,662
Rhode Island — 0.5%
Rhode Island Health & Educational Building
Corp., Series 2021D, RB, 4.00%, 05/15/33
(BAM) ....................... 20 20,458
State of Rhode Island, Series 2025A, GO,
5.00%, 05/01/33 ................. 20 22,218
42,676
South Carolina — 0.2%
Dorchester County School District No. 2, Series
2025A, GO, 5.00%, 03/01/33 (SCSDE) ... 20 22,221
Tennessee — 1.0%
City of Knoxville, Series 2021A, RB,
4.00%, 04/01/33 ................. 30 31,020
City of Memphis, Series 2024A, GO,
5.00%, 04/01/37 ................. 10 10,822
County of Williamson, Series 2023, GO,
5.00%, 04/01/33 ................. 10 11,151
County of Wilson, Series 2026, GO,
5.00%, 04/01/33 ................. 25 27,656
State of Tennessee, Series 2023A, GO,
5.00%, 05/01/37 ................. 10 10,953
91,602
Texas — 13.5%
Austin Community College District, Series 2025,
GO, 5.00%, 08/01/33 .............. 30 33,281
Austin Independent School District, Series 2024,
GO, 5.00%, 08/01/33 (PSF) .......... 10 11,083
Birdville Independent School District, Series
2023A, GO, 5.00%, 02/15/37 (PSF) ..... 25 26,974
Board of Regents of the University of Texas
System
Series 2025B , RB , 5.00% , 08/15/33 ..... 10 11,107
Series 2026A , RB , 5.00% , 08/15/33 ..... 15 16,661
Central Texas Turnpike System, Series 2024C,
RB, 5.00%, 08/15/33 .............. 20 21,943
City of Austin
Series 2023 , GO , 5.00% , 09/01/34 ...... 25 27,533
Series 2023 , GO , 5.00% , 09/01/35 ...... 20 21,865

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Austin Electric Utility, Series 2023, RB,
5.00%, 11/15/36 ................. USD 20 $ 21,710
City of Austin Water & Wastewater System
Series 2023 , RB , 5.00% , 11/15/33 ...... 20 22,030
Series 2024 , RB , 5.00% , 11/15/33 ...... 30 33,243
City of Conroe, Series 2023, GO,
5.00%, 03/01/34 ................. 20 21,905
City of Dallas Waterworks & Sewer System,
Series 2023A, RB, 5.00%, 10/01/35 ..... 20 21,874
City of Garland Electric Utility System, Series
2026, RB, 5.00%, 03/01/33 .......... 20 21,887
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/33 (BAM) .......... 10 10,841
City of Houston, Series 2024B, GO,
5.00%, 03/01/33 ................. 20 21,936
City of Lubbock, Series 2023, GO,
5.00%, 02/15/37 ................. 10 10,726
City of Lubbock Electric Light & Power System,
Series 2023, RB, 5.00%, 04/15/34 ...... 20 21,897
City of San Antonio Electric & Gas Systems,
Series 2023A, RB, 5.00%, 02/01/37 ..... 20 21,611
Collin County Community College District
Series 2024 , RB , 5.00% , 08/15/33 ...... 10 11,074
Series 2024 , RB , 5.00% , 08/15/36 ...... 20 21,722
Comal Independent School District, Series 2024,
GO, 5.00%, 02/15/33 (PSF) .......... 10 11,013
Conroe Independent School District, Series
2023A, GO, 5.00%, 02/15/33 (PSF) ..... 10 11,025
Coppell Independent School District, Series
2023, GO, 5.00%, 08/15/37 (PSF) ...... 10 10,775
County of Denton
GO , 5.00% , 07/15/33 ............... 15 16,634
Series 2024 , GO , 5.00% , 07/15/37 ...... 45 48,756
County of El Paso, Series 2023A, GO,
5.00%, 08/15/37 ................. 10 10,716
County of Harris Toll Road, Series 2023A, RB,
5.00%, 08/15/35 ................. 10 10,931
County of Williamson, Series 2024, GO,
5.00%, 02/15/33 ................. 10 11,001
Cypress-Fairbanks Independent School District,
Series 2023, GO, 5.00%, 02/15/33 (PSF) .. 20 22,100
Dallas Fort Worth International Airport, Series
2024, RB, 5.00%, 11/01/33 .......... 20 22,175
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/33 (PSF) ...... 15 16,599
DeSoto Independent School District, Series
2025, GO, 5.00%, 08/15/33 (PSF) ...... 20 22,172
Fort Worth Independent School District, Series
2021A, GO, 4.00%, 02/15/33 (PSF) ..... 20 20,447
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/33 (PSF) ..... 10 11,038
Klein Independent School District, Series 2023,
GO, 5.00%, 08/01/33 (PSF) .......... 10 11,076
Lamar Consolidated Independent School District
Series 2023A , GO , 5.00% , 02/15/34 ( PSF ) 40 43,863
Series 2023 , GO , 5.00% , 02/15/36 ...... 10 10,745
Leander Independent School District, Series
2026, GO, 5.00%, 08/15/33 (PSF) ...... 10 11,086
Lewisville Independent School District
Series 2025 , GO , 5.00% , 08/15/33 ( PSF ) .. 20 22,172
Series 2024 , GO , 5.00% , 08/15/37 ( PSF ) .. 10 10,865
Lower Colorado River Authority
Series 2022 , RB , 5.00% , 05/15/33 ...... 10 10,731
Series 2026 , RB , 5.00% , 05/15/33 ...... 10 10,972
Series 2023A , RB , 5.00% , 05/15/36 ..... 25 27,072
Security
Par (000)
Par (000) Value
Texas (continued)
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/33 (PSF) ...... USD 10 $ 11,038
North Texas Tollway Authority, Series 2023A, RB,
5.00%, 01/01/36 ................. 25 27,116
Northside Independent School District, Series
2026, GO, 5.00%, 08/15/33 (PSF) ...... 10 11,073
Northwest Independent School District, Series
2024A, GO, 5.00%, 02/15/33 (PSF) ..... 20 22,075
Pasadena Independent School District, Series
2023, GO, 5.00%, 02/15/33 (PSF) ...... 10 11,038
Plano Independent School District, Series 2023,
GO, 5.00%, 02/15/33 .............. 20 21,864
Port Authority of Houston of Harris County
Texas, Series 2010C, GO, 0.00%, 10/01/33
(a)
20 15,308
Round Rock Independent School District, Series
2026A, GO, 5.00%, 08/01/33 (PSF) ..... 20 22,166
Texas Tech University System, Series 2025A,
RB, 5.00%, 02/15/33 .............. 20 22,102
Texas Transportation Commission
Series 2024 , GO , 5.00% , 04/01/34 ...... 20 22,138
Series 2024 , GO , 5.00% , 04/01/36 ...... 10 10,944
Texas Water Development Board, Series 2022,
RB, 5.00%, 04/15/33 .............. 20 22,047
Trinity River Authority
Series 2023 , RB , 5.00% , 02/01/34 ...... 35 38,207
Series 2023 , RB , 5.00% , 02/01/37 ...... 20 21,485
University of North Texas System, Series 2025A,
RB, 5.00%, 04/15/33 .............. 25 27,606
Wylie Independent School District, Series 2024,
GO, 5.00%, 02/15/35 (PSF) .......... 30 32,654
1,175,728
Utah — 1.0%
City of Salt Lake City, Series 2025C, RB,
5.00%, 02/01/33 ................. 25 27,833
Intermountain Power Agency, Series 2024A, RB,
5.00%, 07/01/37 ................. 35 37,809
Nebo School District Local Building Authority,
Series 2023, RB, 5.00%, 07/01/33 ...... 20 22,149
87,791
Vermont — 0.6%
State of Vermont, Series 2025B, GO,
5.00%, 08/15/33 ................. 50 55,993
Virginia — 2.4%
County of Loudoun, Series 2024A, GO,
5.00%, 12/01/36 ................. 35 38,609
Virginia College Building Authority
Series 2023A , RB , 5.00% , 02/01/33 ..... 30 33,217
Series 2023A , RB , 5.00% , 02/01/37 ..... 15 16,252
Virginia Commonwealth Transportation Board,
Series 2023, RB, 5.00%, 05/15/34 ...... 80 88,198
Virginia Public Building Authority, Series 2024A,
RB, 5.00%, 08/01/33 .............. 30 33,348
209,624
Washington — 3.9%
City of Seattle, Series 2025, RB,
5.00%, 05/01/33 ................. 20 22,245
Energy Northwest, Series 2023A, RB,
5.00%, 07/01/34 ................. 60 66,323
King & Snohomish Counties School District
No. 417 Northshore, Series 2025, GO,
5.00%, 12/01/33 (GTD) ............. 25 27,824

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/33 (GTD) . USD 30 $ 33,026
Port of Seattle, Series 2022A, RB,
5.00%, 08/01/33 ................. 10 10,924
State of Washington
Series R 2021D , GO , 4.00% , 07/01/33 ... 35 35,899
Series 2023C , GO , 5.00% , 06/01/37 ..... 25 27,158
Series 2024B , GO , 5.00% , 06/01/37 ..... 15 16,295
Series R 2023B , GO , 5.00% , 07/01/37 ... 30 32,600
Tacoma Metropolitan Park District, Series 2024,
GO, 5.00%, 12/01/35 .............. 20 21,951
University of Washington, Series 2022A, RB,
5.00%, 04/01/33 ................. 30 32,755
Washington State University, Series 2026, RB,
5.00%, 10/01/33 ................. 15 16,585
343,585
West Virginia — 0.4%
West Virginia Economic Development Authority,
Series 2023A-1, RB, 5.00%, 07/01/33 .... 30 32,645
Wisconsin — 1.1%
Franklin Public School District, Series 2025A,
GO, 5.00%, 04/01/33 .............. 20 22,151
Sheboygan Area School District, GO,
5.00%, 03/01/33 ................. 20 22,059
State of Wisconsin, Series 2023-2, GO,
5.00%, 05/01/37 ................. 20 21,741
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Department of Transportation, Series
2023A, RB, 5.00%, 07/01/36 ......... USD 25 $ 27,412
93,363
Total Long-Term Investments — 98 .2%
(Cost: $ 8,648,536 ) ............................... 8,543,082
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(b) (c)
......... 49,817 49,822
Total Short-Term Securities — 0 .6%
(Cost: $ 49,822 ) ................................. 49,822
Total Investments — 98 .8%
(Cost: $ 8,698,358 ) ............................... 8,592,904
Other Assets Less Liabilities — 1.2% .................... 104,919
Net Assets — 100.0% ...............................
$ 8,697,823
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 49,822
(b)
$ — $ — $ — $ 49,822 49,817 $ 126 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 8,543,082 $ — $ 8,543,082
Short-Term Securities
Money Market Funds ...................................... 49,822 — — 49,822
$ 49,822 $ 8,543,082 $ — $ 8,592,904
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education